Dividends on ordinary shares	12 Months Ended
Dec. 31, 2024
Disclosure of dividends [text block] [Abstract]
Dividends on ordinary shares	Note 36: Dividends on ordinary shares
The directors have recommended a final dividend, which is subject to approval by the shareholders at the annual general meeting on
15 May 2025, of 2.11 pence per ordinary share (2023: 1.84 pence per ordinary share), equivalent to £1,276 million, before the impact of any cancellations of shares under the Company’s buyback programme (2023: £1,169 million, following cancellations of shares under the
Company’s 2024 buyback programme up to the record date), which will be paid on 20 May 2025. These financial statements do not reflect the recommended dividend.
Dividends paid during the year were as follows:

	2024 pence per share	2023 pence per share	2022 pence per share	2024 £m	2023 £m	2022 £m
Final dividend recommended by directors at previous year end	1.84	1.60	1.33	1,169	1,059	930
Interim dividend paid in the year	1.06	0.92	0.80	659	592	545
	2.90	2.52	2.13	1,828	1,651	1,475
The trustees of the following holdings of Lloyds Banking Group plc shares in relation to employee share schemes retain the right to receive dividends but have chosen to waive their entitlement to the dividends on those shares as indicated: the Lloyds Banking Group Share
Incentive Plan (holding at 31 December 2024: 590,670 shares, 31 December 2023: 3,280,207 shares, waived rights to all dividends) and the
Lloyds Banking Group Employee Share Ownership Trust (holding at 31 December 2024: 125,361,633 shares, 31 December 2023:
57,736,111 shares, waived rights to all dividends).